UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
                                                    -----------

           Excelsior Directional Hedge Fund of Funds Master Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                   Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                                225 High Ridge Road
                                Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
                                                           --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: June 30, 2008
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS


                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                                   June 30, 2008

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


                                                                                  % of                     First
                                            First                                Members'    % Ownership  Available
                                         Acquisition                   Fair      Equity -   of Investment Redemption
Investment Funds*                           Date          Cost        Value      Net Assets    Funds        Date**     Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  5,500,000  $   7,961,871     2.47%       8.01%       N/A           Quarterly
Foundation Partners, L.P                   7/1/2002     8,000,000     12,412,282     3.86%       8.28%       N/A           Quarterly
SAB Capital Partners, L.P.                 4/1/2001             -        766,135     0.23%       0.14%       N/A            Annually
Scopia PX, LLC                             9/1/2005     9,000,000     11,625,196     3.61%       4.69%       N/A           Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     23,203,708     7.21%       6.09%       N/A           Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     14,932,393     4.64%       1.46%       N/A            Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553     10,992,639     3.42%       4.77%       N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               52,721,073     81,894,224    25.44%
                                                     --------------------------------------
Opportunistic Long/Short (U.S. Only) Funds
------------------------------------------
Addison Clark Fund, L.P.                   4/1/2008    15,000,000     16,372,479     5.09%       5.38%    3/31/2009        Quarterly
Alson Signature Fund, L.P.                 9/1/2006    14,000,000     14,765,155     4.59%       3.82%       N/A           Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003       287,052      1,076,515     0.33%       9.44%       N/A                 (1)
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     10,055,250     3.12%       3.11%       N/A            Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     22,596,820     7.02%       3.89%       N/A       Semi-annually
Valinor Capital Partners, L.P.             7/1/2007    10,000,000     11,091,475     3.45%       4.25%       (2)            Annually
                                                     --------------------------------------
          Strategy Total                               59,651,915     75,957,694    23.60%
                                                     --------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     15,646,794     4.86%       1.92%       N/A           Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983         67,415     0.02%       2.05%       N/A                 (3)
Longbow Partners, L.P.                     5/1/2004    16,200,000     21,924,506     6.82%       6.01%       N/A           Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     1,600,000      4,580,082     1.42%       2.86%       N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               24,386,983     42,218,797    13.12%
                                                     --------------------------------------
Event Driven/Relative Value Funds
---------------------------------
Aristeia Partners, L.P.                    4/1/2008    15,000,000     15,655,925     4.86%       3.35%       N/A           Quarterly
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     16,970,397     5.27%       0.57%       N/A            Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     30,307,385     9.42%       0.37%       N/A            Annually
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     16,629,573     5.17%       1.57%       N/A       Semi-annually
                                                     --------------------------------------
          Strategy Total                               64,000,000     79,563,280    24.72%
                                                     --------------------------------------
Opportunistic Long/Short (Global) Funds
---------------------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     17,384,456      5.40%      4.13%       N/A           Quarterly
Artha Emerging Markets Fund, L.P.          4/1/2008    12,000,000     11,927,736      3.71%      2.53%    3/31/2010        Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     15,959,806      4.96%      2.85%       N/A           Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004    13,000,000     17,232,619      5.35%      2.81%       N/A           Quarterly
Indus Event Driven Fund, L.P.              6/1/2005       138,195        237,346      0.07%      4.75%       N/A                 (1)
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      8,175,543      2.54%      2.91%       N/A           Quarterly
                                                     --------------------------------------
          Strategy Total                               59,638,195     70,917,506     22.03%
                                                     --------------------------------------
Total Investments in Investment Funds                $260,398,166    350,551,501    108.91%
                                                     ============
Other Assets, Less Liabilities                                       (28,666,783)    (8.91%)
                                                                  --------------------------
Members' Equity - Net Assets                                        $321,884,718    100.00%
                                                                  ==========================


*     Non-income producing investments.                          N/A Initial lock-up period has either expired prior to June 30,
**    From original investment date.                                 2008 or Investment Fund did not have an initial lock-up period.
***   Available frequency of redemptions after initial               However, specific redemption restrictions may apply.
      lock-up period.                                            (1) The Investment Fund is closing and is in the process of returning capital to its partners.
                                                                 (2) $4,448,654 has an initial lock-up period that expires on
                                                                     7/1/2010 and $6,642,821 has an initial lock-up period that expires on 7/1/2008.
                                                                 (3) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.

Federal Tax Cost
----------------
The cost of the registrant's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the registrant by the Invesment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. The amounts reported below have been adjusted through June 30, 2008 for contributions and withdrawals. Based on Investment Funds owned at June 30, 2008, the cost of investments for Federal income tax purposes was $324,049,286. This included aggregate gross unrealized appreciation of $30,378,438 and aggregate gross unrealized depreciation of $3,876,223.

Accounting Pronouncements
-------------------------
In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 - Quoted prices which are not active, or inputs that are observable
          (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at June 30, 2008:

Excelsior Directional Hedge Fund of Funds Master Fund, LLC
--------------------------------------------------------

                                     Level 1         Level 2         Level 3          Total
                                  -------------   -------------   -------------   -------------
Investments in Portfolio Funds     $        -      $        -     $ 350,551,501   $ 350,551,501
                                  =============   =============   =============   =============

Total                              $        -      $        -     $ 350,551,501   $ 350,551,501
                                  =============   =============   =============   =============


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title)*   /s/ Spencer N. Boggess
                         -------------------------------------------------
                           Spencer N. Boggess, Principal Executive Officer
Date August 29, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title)*   /s/ Steven L. Suss
                         ------------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date August 29, 2008
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